Income Taxes (FY)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Note 8.    Income Taxes

Income tax expense in the consolidated statements of income for the years ended December 31, 2017 and 2016, includes the following (in thousands):

	2017	2016
Current tax expense
Federal	$1,962	$2,503
State	428	531
Deferred tax expense (benefit) related to:
Provision for loan losses	(355)	(320)
Depreciation	374	203
Fair value adjustments	1,611	356
Nonaccrual interest	(26)	(26)
Foreclosed real estate	55	117
Core deposit intangible	(123)	(117)
Other	63	115
Change in tax rate	2,440	—
Total income tax expense	$6,429	$3,362

The income tax expense is different from the expected tax expense computed by multiplying income before income tax expense by the statutory income tax rates. The reasons for this difference are as follows (in thousands):

	2017	2016
Federal income tax expense computed at the statutory rate	$3,891	$3,115
State income taxes, net of federal tax benefit	491	393
Nondeductible acquisition expenses	364	—
Change in tax rate	2,440	—
Other	(757)	(146)
Total income tax expense	$6,429	$3,362

The components of the net deferred tax asset as of December 31, 2017 and 2016, were as follows (in thousands):

	2017	2016
Deferred tax assets:
Allowance for loan losses	$1,561	$1,932
Fair value adjustments	4,829	3,744
Foreclosed real estate	301	539
Deferred compensation	849	415
State net operating loss carryforward	—	—
Other	849	561
Total deferred tax assets	8,389	7,191
Deferred tax liabilities:
Accumulated depreciation	1,194	1,903
Core deposit intangible	1,945	946
Other	223	639
Total deferred tax liabilities	3,362	3,488
Net deferred tax asset	$5,027	$3,703

The income tax returns of the Company for 2016, 2015, and 2014 are subject to examination by the federal and state taxing authorities, generally for three years after they were filed.